Allowance for Accounts Receivable	12 Months Ended
Dec. 31, 2011
Allowance for Accounts Receivable

5. Allowance for Accounts Receivable

Changes in the allowance for accounts receivable for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009		2010		2011
	(In millions of Korean Won)
Balance at beginning of year	(Won)	67	(Won)	2	(Won)	5
Provision for allowances		—		5		21
Reversal of previous provision		(65)		—		—
Write-offs		—		(2)		(18)

Balance at end of year	(Won)	2	(Won)	5	(Won)	8